FILE NO.  2-66461
                                                               FILE NO. 811-2995
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 20          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 23                 (X)
                                   ---------
                          JOHN HANCOCK CASH RESERVE, INC.
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( )  immediately upon filing pursuant to paragraph (b) of Rule 485
(X)  on May 1, 1998 pursuant to paragraph (b) of Rule 485
( )  75 days after filing pursuant to paragraph (a) of Rule 485
( )  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

List all Funds in the Trust:
     John Hancock Cash Reserve, Inc.


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


JOHN HANCOCK
CASH RESERVE, INC.

PROSPECTUS

MAY 1, 1998


On September 10, 1996, the Directors voted to close the Fund to new purchases, except shares purchased with reinvested Fund dividends effective October 1, 1996.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                              Page
                                                              ----
Expense Information.........................................    2
The Fund's Financial Highlights.............................    3
Investment Objective and Policies...........................    4
Organization and Management of the Fund.....................    6
The Fund's Expenses.........................................    6
Dividends and Taxes.........................................    6
How to Buy Shares...........................................    8
Share Price.................................................    9
How to Redeem Shares........................................   10
Additional Services and Programs............................   12
Investments, Techniques and Risk Factors....................   15

  This Prospectus sets forth the information about John Hancock Cash Reserve, Inc. (the "Fund"), a diversified Fund, that you should know before investing. Please read and retain it for future reference.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


  Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information, dated May 1, 1998, and incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Signature Services, Inc. 1 John Hancock Way Suite 1000, Boston, Massachusetts 02217-1000, 1-800-225-5291 (1-800-554-6713 TDD).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

  The purpose of the following information is to help you to understand the various fees and expenses you will bear, directly or indirectly, when you purchase Fund shares. The operating expenses included in the table and hypothetical example below are based on fees and expenses for the Fund's fiscal year ended December 31, 1997, adjusted to reflect current fees and expenses. Actual fees and expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on purchases (as a percentage
  of offering price)........................................  None
Maximum sales charge imposed on reinvested dividends........  None
Maximum deferred sales charge...............................  None
Redemption fee+.............................................  None
Exchange fee................................................  None
ANNUAL FUND OPERATING EXPENSES (As a percentage of average
  net assets)
Management fee..............................................  0.35%
12b-1 fee...................................................  0.00%
Other expenses*.............................................  0.26%
Total Fund operating expenses...............................  0.61%


* Other Expenses include transfer agent, legal, audit, custody and other expenses.
+ Redemption by wire fee (currently $4.00) not included.


                                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                          EXAMPLE:                            ------    -------    -------    --------
You would pay the following expenses for the indicated
  period of years on a hypothetical $1,000 investment,
  assuming 5% annual return.................................    $6        $20        $34        $76


(This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.)

  The management fees referred to above are more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the caption "Investment Advisory and Other Services."

THE FUND'S FINANCIAL HIGHLIGHTS

  The following table of Financial Highlights has been audited by Ernst & Young LLP, the Fund's independent auditors, whose unqualified report is included in the Fund's 1997 Annual Report included in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders, that may be obtained free of charge by writing or telephoning John Hancock Signature Services, Inc. ("Signature Services"), at the address or telephone number listed on the front page of this Prospectus.


  Selected data for each share outstanding throughout each period indicated is as follows:

                                                   YEAR ENDED DECEMBER 31,
                        ------------------------------------------------------------------------------
                         1997       1996        1995      1994(a)       1993        1992        1991
                         ----       ----        ----      -------       ----        ----        ----
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
 beginning of
 period...............    $1.00      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                        -------    -------    --------    --------    --------    --------    --------
Net investment
 income...............     0.05       0.05        0.05        0.04        0.03        0.03        0.06
                        -------    -------    --------    --------    --------    --------    --------
Less Distributions:
Dividends from net
 investment income....    (0.05)     (0.05)      (0.05)      (0.04)      (0.03)      (0.03)      (0.06)
                        -------    -------    --------    --------    --------    --------    --------
Net asset value, end
 of period............    $1.00      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                        =======    =======    ========    ========    ========    ========    ========
Total investment
 return at net asset
 value(b).............     5.20%      5.00%       5.38%       3.74%       2.60%       3.33%       5.79%
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (000's
 omitted).............  $37,822    $67,003    $119,763    $142,301    $130,405    $266,349    $416,198
Ratio of expenses to
 average net assets...     0.61%      0.65%       0.73%       0.62%       0.66%       0.63%       0.57%
Ratio of net
 investment income to
 average net assets...     5.07%      4.85%       5.30%       3.72%       2.58%       3.34%       5.66%

                            YEAR ENDED DECEMBER 31,
                        --------------------------------
                          1990        1989        1988
                          ----        ----        ----
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
 beginning of
 period...............     $1.00       $1.00       $1.00
                        --------    --------    --------
Net investment
 income...............      0.08        0.09        0.07
                        --------    --------    --------
Less Distributions:
Dividends from net
 investment income....     (0.08)      (0.09)      (0.07)
                        --------    --------    --------
Net asset value, end
 of period............     $1.00       $1.00       $1.00
                        ========    ========    ========
Total investment
 return at net asset
 value(b).............      8.05%       9.20%       7.40%
RATIOS AND
 SUPPLEMENTAL DATA
Net assets, end of
 period (000's
 omitted).............  $556,860    $444,299    $429,700
Ratio of expenses to
 average net assets...      0.46%       0.45%       0.45%
Ratio of net
 investment income to
 average net assets...      7.78%       8.85%       7.21%


(a) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.

(b) Total investment return assumes dividend reinvestment.

YIELD INFORMATION

  For the seven days ended December 31, 1997, the Fund's annualized yield and effective yield were 5.14% and 5.27%, respectively. On December 31, 1997, the Fund's average portfolio maturity was 73 days.


  Current information on the Fund's annualized yield during a recent seven-day period may be obtained by calling the Easi-Line at 1-800-338-8080 or a customer service representative, 1-800-225-5291.

  For information on how the Fund calculates its annualized yield see the Statement of Additional Information.

INVESTMENT OBJECTIVE AND POLICIES
The Fund invests in high quality money market instruments maturing within one year from the date of purchase with an average portfolio maturity of 90 days or less. The Fund seeks to maximize current income from these short-term investments to the extent consistent with maintaining liquidity and preserving capital. The Fund will invest in U.S. dollar denominated instruments of the following types:

-------------------------------------------------------------------------------
                   THE FUND SEEKS TO OBTAIN MAXIMUM CURRENT
                   INCOME CONSISTENT WITH THE PRESERVATION OF
                   CAPITAL AND MAINTENANCE OF LIQUIDITY.
-------------------------------------------------------------------------------

-- high quality, short-term corporate obligations including commercial paper, notes and bonds.

-- obligations of financial institutions including U.S. and Canadian banks
   (including their foreign branches) and U.S. savings loan associations.

-- obligations of U.S. and Canadian governments and their agencies or instrumentalities.

-- other short-term debt obligations with remaining maturities of 365 days or less.

Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value. The return on an investment in the Fund will depend on the interest earned by the Fund's investments after expenses of the Fund are deducted. The return is paid to shareholders in the form of dividends.

The Fund seeks to maintain a net asset value of $1.00 per share at all times. There can be no assurance that the Fund will be able to maintain a constant $1.00 share price. However, because the Fund purchases high quality securities with short maturities, this policy helps to minimize any price decreases or increases that could result from changes in interest rates or an issuer's creditworthiness.

-------------------------------------------------------------------------------
                   THE FUND SEEKS TO MAINTAIN A CONSTANT
                   $1.00 SHARE PRICE.
-------------------------------------------------------------------------------

The Fund will invest only in U.S. dollar denominated securities determined by the Board of Directors to present minimal credit risk and which are rated high quality by any major rating service or, if unrated, determined to be of comparable quality by the Board of Directors. These include commercial paper and similar short-term obligations of U.S. issuers which generally meet the highest quality standards at the time of investment, in conformity with securities regulations governing money market mutual funds. The Fund may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities which in each case must have remaining maturities of one year or less and be rated at least AA by Standard and Poor's Ratings Group ("S&P") or Aa by Moody's Investor Services, Inc. ("Moody's") at the time of investment. See the "Statement of Additional Information" for a description of S&P and Moody's ratings.

Investments will also include bank obligations such as certificates of deposit, time or demand deposits and bankers acceptances. Bank obligations are limited to U.S. or Canadian banks having total assets over $1 billion. Investments in savings association obligations are limited to U.S. savings and loan associations with total assets over $1 billion. Investments in bank obligations may include instruments issued by foreign branches of U.S. or Canadian banks. The Fund may invest in U.S. Government securities. In addition, the Fund may invest in U.S. dollar denominated securities issued or guaranteed by the Government of Canada, a Province of Canada, or their instrumentalities in an amount not to exceed 10% of its total assets at the time of purchase of such government securities. The Fund may enter into repurchase agreements, invest in restricted securities and is authorized to invest in participation interests and to purchase securities on a delayed delivery basis. In addition, the Fund is authorized, but presently does not intend, to engage in reverse repurchase agreements and invest in variable amount master notes. See Statement of Additional Information for discussion of these instruments.

The Fund has adopted certain investment restrictions which are detailed in the Statement of Additional Information where, they are designated as fundamental or nonfundamental. Fundamental investment restrictions may not be changed without shareholder approval. The Fund's investment objective, policies and restrictions, except as noted, are fundamental and may not be changed without the approval of the Fund's shareholders. Notwithstanding the Fund's investment restriction prohibiting investments in other investment companies, the Fund may, pursuant to an order granted by the SEC, invest in other investment companies in connection with a deferred compensation plan for the non-interested trustees of the John Hancock of Funds. There can be no assurance that the Fund will achieve its investment objective.

RISK FACTORS. It is important to note that unlike the government securities in which the Fund may invest, shares of the Fund are neither insured nor guaranteed. Because interest rates on money market instruments fluctuate in response to economic factors, the rates on short-term investments made by the Fund and the daily dividend paid to investors will vary rising or falling with short-term rates generally. Many obligations in which the Fund invests are not guaranteed by any governmental agency. For additional information about risks associated with an investment in the Fund, see "Investments, Techniques and Risk Factors."

-------------------------------------------------------------------------------
                   BROKERS ARE CHOSEN ON BEST PRICE AND
                   EXECUTION.
-------------------------------------------------------------------------------

When choosing brokerage firms to carry out the Fund's transactions, John Hancock Advisers, Inc. (the "Adviser") gives primary consideration to execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures established by the Directors, the Adviser may place securities transactions with brokers affiliated with the Adviser. John Hancock Distributors, Inc. is affiliated with the Adviser because it is indirectly owned by the John Hancock Mutual Life Insurance Company (the "Life Company"), which in turn indirectly owns the Adviser.

ORGANIZATION AND MANAGEMENT OF THE FUND
The Fund is a diversified open-end management investment company organized as a Maryland Corporation in 1980. The Fund reserves the right to create and issue a number of series of shares which are separately managed and have different investment objectives. The Fund is not required to hold annual shareholder meetings, although special meetings may be held for such purposes as electing or removing Directors, changing fundamental policies or approving a management contract. The Fund, under certain circumstances, will assist in shareholder communications with other shareholders.

-------------------------------------------------------------------------------
                   THE DIRECTORS ELECT OFFICERS AND RETAIN
                   THE INVESTMENT ADVISER WHO IS RESPONSIBLE
                   FOR THE DAY-TO-DAY OPERATIONS OF THE FUND,
                   SUBJECT TO THE DIRECTORS' POLICIES AND
                   SUPERVISION.
-------------------------------------------------------------------------------

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds"), an indirect subsidiary of the Life Company, distributes shares for all of the John Hancock funds through selected broker-dealers ("Selling Brokers"). Certain Fund officers are also officers of the Adviser and John Hancock Funds.

-------------------------------------------------------------------------------

                   JOHN HANCOCK ADVISERS, INC. ADVISES
                   INVESTMENT COMPANIES HAVING A TOTAL ASSET
                   VALUE OF MORE THAN $30 BILLION.

-------------------------------------------------------------------------------

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.


YEAR 2000 COMPLIANCE

The Adviser has addressed the Year 2000 issue by taking steps that it believes are reasonably designed to address the potential failure of computer programs used by the Adviser and the Funds' service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.


THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a monthly fee to the Adviser which for the 1997 fiscal year, the advisory fee was 0.35% of the Fund's average daily net assets.



The Fund compensates the Adviser for performing necessary tax and financial management services. Annual compensation is not expected to exceed 0.02% of the average net assets of the Fund.


Information on the Fund's total expenses is in the Financial Highlights section of the Prospectus.

DIVIDENDS AND TAXES
DIVIDENDS. The Fund generally declares daily and pays monthly dividends representing all or substantially all net investment income.

Purchase orders which are received together with Federal funds by wire before 12:00 noon New York time will receive the dividend declared that day and other purchase orders, including any order with payment other than by Federal funds, will begin receiving dividends the following business day. Redemption orders received prior to 12:00 noon New York time will not receive that day's dividends.

Dividends are reinvested in additional shares of the Fund unless you elect the option to receive cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option.

TAXATION. Dividends from the Fund's net investment income and net short-term capital gains are taxable to you as ordinary income and dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. The Fund does not anticipate that it will generally realize any long-term capital gains. These dividends are taxable, whether received in cash or reinvested in additional shares. Certain dividends may be paid in January of a given year but may be taxable as if you received them the previous December. The Fund will send you a statement by January 31 showing the tax status of the dividends you received for the prior year.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income taxes on any net investment income and net realized capital gains that are distributed to its shareholders within the time period prescribed by the Code.

On the account application, you must certify that the social security or other taxpayer identification number you provide is correct and that you are not subject to backup withholding of Federal income tax. If you do not provide this information or are otherwise subject to this withholding, the Fund may be required to withhold 31% of your dividends.

In addition to Federal taxes, you may be subject to state, local or foreign taxes with respect to your investments in and distributions from the Fund. Non-U.S. shareholders and tax-exempt shareholders are subject to a different tax treatment not described above. In many states, a portion of the Fund's dividends that represent interest received by the Fund on direct U.S. Government obligations may be exempt from tax. You should consult your tax adviser for specific advice.

HOW TO BUY SHARES
--------------------------------------------------------------------------------


           The minimum initial investment is $2,500 ($250 for group investments and retirement plans). Complete the Account Application attached to this Prospectus.

-------------------------------------------------------------------------------
                   OPENING AN ACCOUNT
-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
           BY CHECK      1.         Make your check payable to Signature Services, Inc. 1 John
                                    Hancock Way, Suite 1000 Boston, MA 02217-1000.
                         2.         Deliver the completed application and check to your registered representative or a Selling Broker or mail it directly to
                                    Signature Services.
---------------------------------------------------------------------------------------------------
           BY WIRE       1.         Obtain an account number by contacting your registered
                                    representative or Selling Broker, or by calling 1-800-225-5291.
                         2.         Instruct your bank to wire funds to:
                                        First Signature Bank & Trust
                                        John Hancock Deposit Account No. 900000260
                                        ABA Routing No. 211475000
                                        For credit to: John Hancock Cash Reserve, Inc.
                                        Your Account Number
                                        Name(s) under which account is registered
                         3.         Deliver the completed application to your registered
                                    representative or Selling Broker or mail it directly to
                                    Signature Services.
                         4.         SAME DAY. To receive the dividend declared on the same day you wire funds, you must telephone your order to Signature Services toll free 1-800-225-5291 by 12:00 noon New York time that day.
                                    See "Dividends and Taxation."
---------------------------------------------------------------------------------------------------
           MONTHLY       1.         Complete the "Automatic Investing" and "Bank Information"
           AUTOMATIC                sections on the Account Privileges Application designating a
           ACCUMULATION             bank account from which funds may be drawn.
           Program       2.         The amount you elect to invest will be withdrawn automatically
          (MAAP)                    from your bank or credit union account.


-------------------------------------------------------------------------------
                   BUYING ADDITIONAL SHARES
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
    BY TELEPHONE  1.   Complete the "Invest-By-Phone" and "Bank Information" sections on the Account
                       Privileges Application designating a bank account from which your funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the Automated Clearing House system
                       (ACH).
                  2.   After your authorization form has been processed, you may purchase additional shares by calling Signature Services toll-free 1-800-225-5291.
                  3.   Give the Signature Services representative the name(s) in which your account is registered, the Fund name, your account number, and the amount you wish to invest.

                  4.   Your investment normally will be credited to your account the business day following your phone request.
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    BY CHECK      1.   Either complete the detachable stub included on your account statement or include a note with your investment listing the name of the Fund, your account number and the name(s) in which the account is registered.

-------------------------------------------------------------------------------
                   BUYING ADDITIONAL
                   SHARES (CONTINUED)
-------------------------------------------------------------------------------
                  2.   Make your check payable to John Hancock Signature Services, Inc.
                  3.   Mail the account information and check to:
                            John Hancock Signature Services, Inc.
                            1 John Hancock Way, Suite 1000
                            Boston, MA 02217-1000
                       or deliver it to your registered representative or Selling Broker.
--------------------------------------------------------------------------------------------------------
    BY WIRE       Instruct your bank to wire funds to:
                             First Signature Bank & Trust
                             John Hancock Deposit Account No. 900000260
                             ABA Routing No. 211475000
                             For credit to: John Hancock Cash Reserve Inc.
                             Your Account Number
                             Name(s) under which account is registered
                  SAME DAY. To receive the dividend on the same day you wire funds, you must telephone your order to Signature Services toll free 1-800-225-5291 by 12:00 noon
                  New York time that day. See "Dividends and Taxation."
--------------------------------------------------------------------------------------------------------
    Other Requirements: All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received, and a collection charge may be imposed. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 P.M., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Certificates are not issued.
--------------------------------------------------------------------------------------------------------

You will receive a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends and automatic investment/withdrawal plans will be sent to you quarterly). A tax information statement will be mailed to you by January 31 of each year.

-------------------------------------------------------------------------------
                   YOU WILL RECEIVE ACCOUNT STATEMENTS THAT
                   YOU SHOULD KEEP TO HELP WITH YOUR PERSONAL
                   RECORDKEEPING.
-------------------------------------------------------------------------------

SHARE PRICE
The net asset value per share ("NAV") is the value of one share. The NAV is calculated by dividing the net assets of the Fund by the number of outstanding shares. The NAV is calculated twice daily at 12:00 noon Eastern time and as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally at 4:00 P.M., New York time) on each day that the Exchange is open.

-------------------------------------------------------------------------------
                   THE PRICE OF YOUR SHARES IS THEIR NET
                   ASSET VALUE, WHICH WILL NORMALLY BE
                   CONSTANT AT $1.00.
-------------------------------------------------------------------------------

The Fund uses the amortized cost method of valuing portfolio instruments. Under amortized cost valuation, assets are valued by amortizing daily over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. Amortized cost pricing facilitates the maintenance of a $1.00 constant net asset value per share, however, there is no assurance that the Fund can maintain the $1.00 per share net asset value.

Shares of the Fund are sold at the NAV computed after your investment request is received in good order by John Hancock Funds, which will normally be constant at $1.00 per share. There is no sales charge. If you buy shares of the Fund through a Selling Broker, the Selling Broker must receive your investment before the close of regular trading on the Exchange and transmit it to John Hancock Funds before its close of business to receive that day's price.

HOW TO REDEEM SHARES
You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received in good order by Signature Services. The Fund may hold payment until reasonably satisfied that investments recently made by check or Invest-by-Phone have been collected (which may take up to 10 calendar days).

Once your shares are redeemed, the Fund generally sends you payment on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to three days or longer, as permitted by Federal securities laws.
--------------------------------------------------------------------------------

    BY CHECK You may elect the checkwriting privilege which allows you to write checks in amounts from a minimum of $100. Checks may not be written against shares in your account which have been purchased within the last 10 days, except for shares purchased by wire transfer (which are immediately available).

-------------------------------------------------------------------------------
                   TO ASSURE ACCEPTANCE OF YOUR REDEMPTION
                   REQUEST, PLEASE FOLLOW THESE PROCEDURES.
-------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    BY TELEPHONE         All Fund shareholders are eligible automatically for the
                         telephone redemption privilege. Call 1-800-225-5291, from
                         8:00 A.M. to 4:00 P.M. (New York time), Monday through
                         Friday, excluding days on which the Exchange is closed.
                         Signature Services employs the following procedures to
                         confirm that instructions received by telephone are
                         genuine. Your name, the account number, taxpayer
                         identification number applicable to the account and other
                         relevant information may be requested. In addition,
                         telephone instructions are recorded.

                         You may redeem up to $100,000 by telephone, but the address on the account must not have changed for the last thirty
                         days. A check will be mailed to the exact name(s) and
                         address shown on the account.

                         If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor Signature Services will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures mentioned above.
                         Telephone redemption is not available for IRAs or other tax-qualified retirement plans or shares of the Fund that are in certificated form.

                         During periods of extreme economic conditions or market
                         changes, telephone requests may be difficult to implement
                         due to a large volume of calls. During these times, you
                         should consider placing redemption requests in writing or
                         use EASI-Line. EASI-Line's telephone number is
                         1-800-338-8080.
----------------------------------------------------------------------------------------
    BY WIRE              If you have a telephone redemption form on file with the
                         Fund, redemption proceeds of $1,000 or more can be wired to your designated bank account, and a fee (currently $4.00)
                         will be deducted.

                         SAME DAY. To receive redemption proceeds the same day, you must telephone Signature Services at 1-800-225-5291 before
                         12:00 noon New York time. Dividends will not be received
                         for that day.

                         NEXT DAY. If same day wiring is not so requested,
                         redemption proceeds will be wired on the next business day.
                         You may also use electronic funds transfer to your assigned bank account, and the funds are usually collectible after
                         two business days. Your bank may or may not charge a fee
                         for this service. Redemptions of less than $1,000 will be
                         sent by check or electronic funds transfer.

                         This feature may be elected by completing the "Telephone
                         Redemption" section on the Account Privileges Application
                         included with this Prospectus.
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    IN WRITING           Send a stock power or "letter of instruction" specifying
                         the name of the Fund, the dollar amount or the number of
                         shares to be redeemed, your name, your account number and
                         the additional requirements listed below that apply to your particular account.
----------------------------------------------------------------------------------------


         TYPE OF REGISTRATION                          REQUIREMENTS
         --------------------                          ------------
    Individual, Joint Tenants, Sole    A letter of instruction signed (with titles
      Proprietorship, Custodial        where applicable) by all persons authorized
      (Uniform Gifts or Transfer to    to sign for the account, exactly as it is
      Minors Act), General Partners    registered with the signature(s) guaranteed.
    Corporation, Association           A letter of instruction and a corporate
                                       resolution, signed by person(s) authorized
                                       to act on the account with the signature(s)
                                       guaranteed.
    Trusts                             A letter of instruction signed by the
                                       trustee(s) with the signature(s) guaranteed.
                                       (If the trustee's name is not registered on
                                       your account, also provide a copy of the
                                       trust document, certified within the last 12
                                       months.)
    If you do not fall into any of these registration categories, please call
    1-800-225-5291 for further instructions.
---------------------------------------------------------------------------------------
    A signature guarantee is a widely accepted way to protect you and the Fund by verifying the signature on your request. It may not be provided by a notary public. The signature guarantee must be from a member of the Signature
    Guarantee Medallion Program (generally a broker or securities dealer). We may refuse any other source.


-------------------------------------------------------------------------------
                   WHO MAY GUARANTEE YOUR SIGNATURE.
-------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    THROUGH YOUR BROKER. Your broker may be able to initiate the redemption.
    Contact your broker for instructions.

-------------------------------------------------------------------------------
                   ADDITIONAL INFORMATION ABOUT REDEMPTIONS.
-------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    If you have certificates for your shares, you must submit them with your stock power or a letter of instructions. You may not redeem certificated shares by telephone.
    Due to the proportionately high cost of maintaining small accounts, the Fund reserves the right to redeem at net asset value all shares in an account which holds less than $500 (except accounts under retirement plans) and to mail the proceeds to the shareholder, or the transfer agent may impose an annual fee of
    $10.00. No account will be involuntarily redeemed or additional fee imposed, if the value of the account is in excess of the Fund's minimum initial investment or if the account falls below the required minimum as a result of market action.
    Shareholders will be notified before these redemptions are to be made or this fee is imposed, and will have 30 days to purchase additional shares to bring their account balance up to the required minimum. Unless the number of shares acquired by additional purchases and any dividend reinvestments exceeds the number of shares redeemed, repeated redemptions from a smaller account may eventually trigger this policy.
---------------------------------------------------------------------------------------

ADDITIONAL SERVICES AND PROGRAMS
EXCHANGE PRIVILEGE
If your investment objective changes, or if you wish to achieve further diversification, John Hancock offers other funds with a wide range of investment goals. Contact your registered representative or Selling Broker and request a prospectus for the John Hancock funds that interest you. Read the prospectus carefully before exchanging your shares. You can exchange shares of each class of the Fund only for Class A shares of another John Hancock fund. For this purpose, John Hancock funds with only one class of shares will be treated as Class A, whether or not they have been so designated.

-------------------------------------------------------------------------------
                   YOU MAY EXCHANGE SHARES OF THE FUND ONLY
                   FOR CLASS A SHARES OF ANOTHER JOHN HANCOCK
                   FUND.
-------------------------------------------------------------------------------

Exchanges between funds that carry a front end sales charge will be subject to the sales charge described in the other fund's Prospectus (generally, 4.5% or 5.0%). Shares of the Fund acquired by exchange of shares of another fund on which a front end sales charge was previously paid are exchanged at net asset value.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal income tax purposes. An exchange will not ordinarily result in a gain or loss if the Fund has maintained a constant net asset value.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days notice to its shareholders.

When you make an exchange, your account registration in both the existing and new account must be identical. The exchange privilege is available only in states where the exchange can be made legally.

Under exchange agreements with John Hancock Funds, certain dealers, brokers and investment advisers may exchange their clients' Fund shares, subject to the terms of those agreements and John Hancock Funds right to reject or suspend those exchanges at any time. Because of the restrictions and procedures under those agreements, the exchanges may be subject to timing limitations and other restrictions that do not apply to exchanges requested by shareholders directly, as described above.

Because Fund performance and shareholders can be hurt by excessive trading, the Fund reserves the right to terminate the exchange privilege for any person or group that, in John Hancock Funds' judgment, is involved in a pattern of exchanges that coincide with a "market timing" strategy that may disrupt the Fund's ability to invest effectively according to its investment objective and policies, or might otherwise affect the Fund and its shareholders adversely. The Fund may also temporarily or permanently terminate the exchange privilege for any person who makes seven or more exchanges out of the Fund per calendar year. Accounts under common control or ownership will be aggregated for this purpose. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

BY TELEPHONE
1. When you complete the application for your initial purchase of Fund shares, you authorize exchanges automatically by telephone unless you check the box indicating that you do not wish to authorize telephone exchanges.

2. Call 1-800-225-5291. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

3. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

IN WRITING
1. In a letter, request an exchange and list the following:

   -- the name of the Fund whose shares you currently own
   -- your account number
   -- the name(s) in which the account is registered
   -- the name of the fund in which you wish your exchange to be invested
   -- the number of shares, all shares or dollar amount you wish to exchange

   Sign your request exactly as the account is registered.

2. Mail the request and information to:

   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, Massachusetts 02217-1000

SYSTEMATIC WITHDRAWAL PLAN
1. You can elect the Systematic Withdrawal Plan at any time by completing the Account Privileges Application which is attached to this Prospectus. You can also obtain this application from your registered representative or by calling 1-800-225-5291.

2. To be eligible, you must have at least $5,000 in your account.

3. Payments from your account can be made monthly, quarterly, semi-annually or annually or on a selected monthly basis to yourself or any other designated payee.

-------------------------------------------------------------------------------
                   YOU CAN PAY ROUTINE BILLS FROM YOUR
                   ACCOUNT, OR MAKE PERIODIC DISBURSEMENTS OF
                   FUNDS FROM YOUR RETIREMENT ACCOUNT TO
                   COMPLY WITH IRS REGULATIONS.
-------------------------------------------------------------------------------

4. There is no limit on the number of payees you may authorize, but all payments must be made at the same time or intervals.

5. Redemptions will be discontinued if the U.S. Postal Service cannot deliver your checks or if deposits to a bank account are returned for any reason.

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP)
1. You can authorize an investment to be withdrawn automatically each month from your bank, for investment in Fund shares under the "Automatic Investing" and "Bank Information" sections of the Account Privileges Application.

-------------------------------------------------------------------------------
                   YOU CAN MAKE AUTOMATIC INVESTMENTS AND
                   SIMPLIFY YOUR INVESTING.
-------------------------------------------------------------------------------

2. You can also authorize automatic investment through payroll deduction by completing the "Direct Deposit Investing" section of the Account Privileges Application.

3. You can terminate your Monthly Automatic Accumulation Program plan at any time.

4. There is no charge to you for this program, and there is no cost to the Fund.

5. If you have payments withdrawn from a bank account and we are notified that the account has been closed, your withdrawals will be discontinued.

RETIREMENT PLANS

1. You may use the Fund for various types of qualified retirement plans, including Individual Retirement Accounts, Keogh Plans (H.R.10), pension and profit sharing plans (including 401(k) plans) and Section 457 plans.


2. The initial investment minimum or aggregate minimum for any of the above plans is $250. However, accounts being established as Group IRA, SEP, SARSEP, TSA, 401(k) and Section 457 plans will be accepted without an initial minimum investment.

INVESTMENTS, TECHNIQUES AND RISK FACTORS
The Fund will purchase only, with regard to its investments in both rated (all ratings are at time of investment) and unrated (excluding U.S. government securities) obligations, a short-term obligation (including a long-term obligation having one year or less remaining to maturity and whose issuer has high quality rated short-term debt obligations, hereinafter referred to as a "corporate bond"), which, in the following order or priority, is:

(a) rated in the highest category by both Standard & Poor's Ratings Group, Inc. ("S&P") and Moody's Investors Services ("Moody's"); or

(b) rated in the highest category by only one of the rating services described in (a) and also rated in the highest category by any other nationally recognized statistical rating organization (hereinafter together with S&P and Moody's, collectively referred to as "rating services"); or

(c) rated by only one rating service which rating is in its highest category, and the purchase of such obligation is approved or ratified by the Board of Directors; or

(d) unrated and whose issuer has short-term securities rated as described in
    (a), (b) and (c); or

(e) unrated, other than those described in (d), and which is determined by the Investment Adviser to be of comparable quality to obligations rated in (a),
    (b) or (c) and such determination is approved or ratified by the Directors (hereinafter, obligations described under (a), (b), (c), (d) and (e) are collectively referred to a "premium obligations"); and

In addition, the Fund will purchase only, with regard to its rated and unrated investments, apart from premium obligations referenced above, any of the following obligations (collectively "other eligible obligations") so long as the purchase would not cause this category (i.e. the Fund's total investments in other eligible obligations) to exceed 5% of the fund's total assets and further provided that investment in all other obligations of a single issuer, at the time of purchase, is limited to the greater of 1% of the fund's total net assets or $1 million:

(a) an obligation rated in the highest category by only one rating service and also rated in the second highest category by another rating service;

(b) a corporate bond, other than a premium obligation, rated by only one rating service, which rating is in its second highest category and the purchase of such obligation is approved or ratified by the Directors; and

(c) an unrated obligation, other than a premium obligation, which is determined by the Adviser to be of comparable quality to the rating of any other eligible obligation so long as such determination is approved or ratified by the Board of Directors.

DESCRIPTION OF PORTFOLIO SECURITIES
U.S. Government Securities: include obligations issued or guaranteed as to principal and interest, including detached interest coupons, by the U.S. Government or one of its agencies or instrumentalities, including certificates or receipts evidencing ownership of interest or principal payments of the foregoing.
Commercial Paper: is a short-term promissory note issued to finance short-term credit needs.
Bankers' Acceptances: are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer.
Time Deposits: non-negotiable deposits maintained in a banking institution earning a specified interest rate over a given period of time (no longer than 7 days).
Corporate Obligations (other than commercial paper): include bonds and notes issued by corporations and other business organizations in order to finance long-term credit needs.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in illiquid investments, which include repurchase agreements maturing in more than seven days, restricted securities and securities not readily marketable.
REPURCHASE AGREEMENTS. For the purpose of realizing additional (taxable) income, the Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at the same price plus accrued interest. The transaction must be fully collateralized at all times. The Fund may reinvest any cash collateral in short-term highly liquid debt securities. However, reverse repurchase agreements may involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.
WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Fund may purchase securities on a forward or "when-issued" basis and may purchase or sell securities on a forward commitment basis to hedge against anticipated changes in interest rates and prices. When the Fund engages in such transactions, it relies on the seller or the buyer, as the case may be, to consummate the transaction. Failure to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price and yield. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a taxable gain or a loss.
SHORT-TERM TRADING AND PORTFOLIO TURNOVER. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. Short-term trading may have the effect of increasing portfolio turnover and may increase net short-term capital gains, distributions from which would be taxable to shareholders as ordinary income. The Fund does not intend to invest for the purpose of seeking short-term profits. The Fund's portfolio securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions.

RISK FACTORS. The Fund's ownership of obligations issued by banks may involve special considerations. Normally, large domestic banks are members of the Federal Reserve System and the Federal Deposit Insurance Corporation, but these are not investment requirements. The purchase of obligations issued by foreign branches of domestic banks and by Canadian banks or their foreign branches involves special investment considerations, including the possible imposition of withholding taxes on interest income, expropriation, confiscatory taxation, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, limitations on the removal of funds, or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a Canadian bank or foreign branch of a domestic or Canadian bank. The Fund will not invest more than 25% of its assets in Canadian banks, including their foreign branches. Some investments in foreign branches of domestic banks may be considered to have the same investment risk as investing in instruments of the domestic bank when the parent is unconditionally liable for the obligations of its foreign branch; in all other cases the Fund will not invest more than 25% of its assets in the instruments of foreign branches of domestic banks.

                                    (NOTES)

                                    (NOTES)

JOHN HANCOCK
CASH RESERVE, INC.

   INVESTMENT ADVISER
   John Hancock Advisers, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   PRINCIPAL DISTRIBUTOR
   John Hancock Funds, Inc.
   101 Huntington Avenue
   Boston, Massachusetts 02199-7603

   CUSTODIAN
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110

   TRANSFER AGENT
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, Massachusetts 02217-1000

   INDEPENDENT AUDITORS
   Ernst & Young LLP
   200 Clarendon Street
   Boston, Massachusetts 02116
HOW TO OBTAIN INFORMATION
ABOUT THE FUND

For Service Information
For Telephone Exchange  call 1-800-225-5291
For Investment-by-Phone
For Telephone Redemption

For TDD  call 1-800-554-6713


4200P 5/98                              (Recycle LOGO) Printed on Recycled Paper


JOHN HANCOCK
CASH RESERVE,
INC.

PROSPECTUS

MAY 1, 1998


A MUTUAL FUND SEEKING TO OBTAIN MAXIMUM CURRENT INCOME
CONSISTENT WITH PRESERVATION OF CAPITAL AND MAINTENANCE OF
LIQUIDITY.
101 HUNTINGTON AVENUE
BOSTON, MASSACHUSETTS 02199-7603
TELEPHONE 1-800-225-5291

                         JOHN HANCOCK CASH RESERVE, INC.



                       Statement of Additional Information
                                   May 1, 1998



On September 10, 1996, the Directors voted to close the Fund to new purchases, except shares purchased with reinvested Fund dividends effective October 1, 1996.


This Statement of Additional Information provides information about John Hancock Cash Reserve Fund, Inc. (the "Fund") in addition to the information that is contained in the Prospectus (the "Prospectus"), dated May 1, 1998.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS


Organization of the Fund.......................................................2
Investment Objective and Policies..............................................2
Investment Restrictions........................................................4
Those Responsible for Management...............................................6
Investment Advisory and Other Services........................................15
Distribution Contract.........................................................17
Net Asset Value...............................................................17
Description of the Fund's shares..............................................18
Tax Status....................................................................19
Calculation of Yield..........................................................21
Brokerage Allocation..........................................................22
Transfer Agent Services.......................................................24
Custody of Portfolio..........................................................24
Independent Auditors..........................................................24
Appendix.....................................................................A-1
Financial Statements.........................................................F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end management investment company organized as a corporation under the laws of the state of Maryland on January 17, 1980. Prior to the approval of John Hancock Advisers, Inc. (the "Adviser") an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts as the Fund's Adviser, effective December 22, 1994, the Fund was known as Transamerica Cash Reserve, Inc.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. As discussed under "Investment Objective and Policies" in the Prospectus, the investment objective of the Fund is to obtain maximum current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its objective by investing in high quality money market instruments maturing within one year from the date of purchase with an average portfolio maturity of 90 days or less. Securities in which the Fund may invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.

U.S. Government Securities. U.S. Government obligations are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Treasury bills, bonds and notes and certain obligations of Government agencies and instrumentalities, such as Government National Mortgage Association pass through certificates are supported by the full faith and credit of the Treasury. Other obligations such as securities of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the Treasury; while others such as bonds issued by the Federal National Mortgage Association, which is a private corporation, are supported only by the credit of the issuing instrumentality. Obligations not backed by the full faith and credit of the United States may be secured, in whole or part, by a line of credit with the U.S. Treasury or collateral consisting of cash or other securities which are backed by the full faith and credit of the United States. In the case of other obligations, the agency issuing or guaranteeing the obligation must be looked to for ultimate repayment.

Corporate Obligations. For a description of the ratings of securities which are eligible for investment by the Fund, see Appendix A.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower; the rate is usually the same as or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund considers earning power, cash flow, and other liquidity ratios of the issuer. The Fund will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Fund may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. The Fund will not invest more than 25% of its assets in master demand notes. Although the Fund has previously invested in one master demand note and might again own this type of note, it has no current intention of doing so in the foreseeable future.

Other Investment Practices. The Fund may invest in participations issued by an intermediary, usually a bank, which evidence ownership of a fractional interest in a large, underlying money market instrument of a type in which the Fund is otherwise permitted to invest. The Fund's ability to exercise its rights as a lender and to trade these participations and any fractional notes from the underlying issuer in the secondary market is normally less than if the Fund owned the entire investment directly.

The Fund may enter into reverse repurchase agreements which involve the sale of any of the money market securities held by the Fund and an agreement to repurchase those securities at an agreed upon price, date, and interest payment. The Fund would then use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Fund may utilize reverse repurchase agreements only if the interest income to be earned from the investment of proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. In the view of the staff of the Securities and Exchange Commission ("SEC") (a) reverse repurchase arrangements are borrowings under the Investment Company Act of 1940 and (b) if entered into with other than banks, the Fund must maintain, in a segregated account, marketable short-term securities equal to the aggregate amount of its reverse repurchase obligations. If the Fund enters into reverse repurchase arrangements with other than banks, it will maintain such a segregated  account.  In  addition,  the  Fund  would  not  enter  into  reverse repurchase agreements exceeding in the aggregate (provided that overall borrowings do not exceed 1/3 of the Fund's total assets) more than 20% of the value of its total net assets. To avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings
(including reverse repurchase agreements) are in excess of 5% of the Fund's total assets. In addition, the Fund would enter into reverse repurchase agreements only with financial institutions which are approved in advance as being creditworthy by the Board of Directors. Under procedures established by the Board of Directors, the Investment Adviser will monitor the creditworthiness of the firms involved. The Fund has not invested in reverse repurchase agreements in the past and has no current intention of doing so.

Although it is not typically the practice with respect to money market securities, some new issues of the securities in which the Fund may invest could be offered on a delayed delivery (including a when-issued) basis, that is, delivery and payment for the securities would be scheduled to take place after a typical settlement date with the price, interest rate, and settlement date being fixed at the time of commitment. The Fund will not effect delayed delivery transactions with scheduled delivery dates of more than one year after the date of its commitment. The Fund would only make such commitments to purchase securities with the intention of actually acquiring them, and no new commitment will be made if, as a result, more than 20% of the Fund's net assets would be so committed. The Fund will at all times maintain in a segregated account cash or liquid, high-grade money market instruments in an amount equal to these commitments. However, the Fund could meet its obligations to pay for delayed delivery securities from sale of the delayed delivery securities themselves, which may have a value greater or less than the Fund's payment obligation and thus produce a realized gain or loss.

The Fund's investment restrictions permit it to invest more than 25% of its assets in all finance companies as a group and all domestic banks as a group when, in the opinion of the Investment Adviser, yield differentials and money market conditions suggest and when cash is available for such investment and instruments are available for purchase which fulfill the Fund's objectives in terms of quality and marketability.

INVESTMENT RESTRICTIONS

The following investment restrictions cannot be changed without approval of the holders of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the Fund ("1940 Act Majority"). The Fund may not:

1. Borrow money except from banks for temporary or emergency purposes (including meeting redemptions without immediately selling securities, but not to purchase investment securities) in an amount not to exceed 1/3 of the value (including the proceeds of the loan) of the Fund's total assets;

2. Mortgage, pledge, or hypothecate assets, except to an extent not greater than 10% of total assets to secure borrowings made in accordance with restriction 1 above;

3. Invest more than 5% of its total assets in the securities of any one issuer, except for: securities issued or guaranteed by the United States government or by one of its agencies or instrumentalities; and, with respect to 25% of its total assets, obligations of domestic commercial banks (although under current regulations, an investment in the obligations of any one commercial bank may not exceed 5% of the Fund's total assets, subject to an exception permitting investment in certain obligation of any one such bank at any one time for a period of up to three business days);

4. Invest more than 25% of the Fund's total assets in the securities of issuers (other than domestic banks and the U.S. Government, its agencies, and instrumentalities) in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction, and finance companies as a group shall not be considered a single industry;

5. Make loans to others, except through the purchase of various kinds of publicly distributed debt obligations, investments in variable amount master demand notes, participations, and repurchase agreement transactions;

6. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interest therein;

7.       Purchase securities on margin or sell short;

8. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

9.       Underwrite securities of other issuers;

10. Acquire more than 10% of any class of securities of an issuer. For this purpose, all outstanding bonds and other evidences of indebtedness shall be deemed within a single class regardless of maturities, priorities, coupon rates, series, designations, conversion rights, security, or other differences;

11. Purchase securities (other than under repurchase agreements of not more than one week's duration considering only the remaining days to maturity of each existing repurchase agreement) for which there exists no readily available market, or for which there are legal or contractual restrictions on resale (excepting from this restriction securities which are subject to such resale restrictions but which, in the judgment of the Fund's investment adviser, are readily redeemable on demand), if as a result of any such purchase, more than 10% of the Fund's net assets would be invested in such securities;

12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads, or combinations thereof; and

13. Enter into reverse repurchase agreements, if as a result, the Fund's obligations with respect to all reverse repurchase agreements would be greater than 20% of net assets.

         The following non-fundamental investment restrictions may be changed by the Fund's Board of Directors without shareholder approval.

         The Fund may not:


(a) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies,
     (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or
     (b) the purchase of shares of any investment company in connection with merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(b) Purchase securities of any issuer for the purpose of exercising control or management;

With respect to investment restrictions (a) and (b), to avoid the potential leveraging effects of the Fund's borrowings, additional investments will not be made while borrowings (including reverse repurchase agreements) are in excess of 5% of the Fund's total assets.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions or those appearing in the Prospectus.

A 1940 Act majority means: (i) more than 50% of the outstanding shares entitled to vote or (ii) 67% or more of the shares represented at the meeting and entitled to vote on the matter, where more than 50% of the outstanding shares are represented, whichever is less.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Directors who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Several of the officers and Directors of the Fund are also officers and directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Director and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group, Inc. ("The
                                                                               Berkeley Group"); Chairman and
                                                                               Director, NM Capital Management,
                                                                               Inc. ("NM Capital"), John Hancock
                                                                               Advisers International Limited
                                                                               ("Advisers International") and
                                                                               Sovereign Asset Management
                                                                               Corporation ("SAMCorp"); Chairman,
                                                                               Chief Executive Officer and
                                                                               President, John Hancock Funds, Inc.
                                                                               ("John Hancock Funds"); Chairman,
                                                                               First Signature Bank and Trust
                                                                               Company; Director, John Hancock
                                                                               Insurance Agency, Inc. ("Insurance
                                                                               Agency, Inc."), John Hancock
                                                                               Advisers International (Ireland)
                                                                               Limited ("International Ireland"),
                                                                               John Hancock Capital Corporation
                                                                               and New England/Canada Business
                                                                               Council; Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James F. Carlin                         Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                        Consolidated, Inc.
Natick, MA 01760                                                               (management/investments); Director,
April 1940                                                                     Arbella Mutual Insurance Company
                                                                               (insurance), Health Plan Services,
                                                                               Inc., Massachusetts Health and
                                                                               Education Tax Exempt Trust, Flagship
                                                                               Healthcare, Inc., Carlin Insurance
                                                                               Agency, Inc., West Insurance Agency,
                                                                               Inc. (until May 1995), Uno
                                                                               Restaurant Corp.; Chairman,
                                                                               Massachusetts Board of Higher
                                                                               Education (since 1995).

William H. Cunningham                   Trustee                                Chancellor, University of Texas
601 Colorado Street                                                            System and former President of the
O'Henry Hall                                                                   University of Texas, Austin, Texas;
Austin, TX 78701                                                               Lee Hage and Joseph D. Jamail
January 1944                                                                   Regents Chair of Free Enterprise;
                                                                               Director, LaQuinta Motor Inns, Inc.
                                                                               (hotel management company);
                                                                               Director, Jefferson-Pilot
                                                                               Corporation (diversified life
                                                                               insurance company) and LBJ
                                                                               Foundation Board (education
                                                                               foundation); Advisory Director,
                                                                               Texas Commerce Bank - Austin.
-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Charles F. Fretz                        Trustee                                Retired; self employed; Former Vice
RD #5, Box 300B                                                                President and Director, Towers,
Clothier Springs Road                                                          Perrin, Foster & Crosby, Inc.
Malvern, PA  19355                                                             (international management
June 1928                                                                      consultants) (1952-1985).

Harold R. Hiser, Jr.                    Trustee                                Executive Vice President,
123 Highland Avenue                                                            Schering-Plough Corporation
Short Hill, NJ  07078                                                          (pharmaceuticals) (retired 1996);
October 1931                                                                   Director, ReCapital Corporation
                                                                               (reinsurance) (until 1995).

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser, The
Boston, MA  02199                                                              Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

Charles L. Ladner                       Trustee                                Director, Energy North, Inc. (public
UGI Corporation                                                                utility holding company) (until
P.O. Box 858                                                                   1992); Senior Vice President of UGI
Valley Forge, PA  19482                                                        Corp. Holding Company Public
February 1938                                                                  Utilities, LPGAS, Vice President of
                                                                               Amerigas Partners L.P.

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Leo E. Linbeck, Jr.                     Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                Officer and Director, Linbeck
Houston, TX 77027                                                              Corporation (a holding company
August 1934                                                                    engaged in various phases of the
                                                                               construction industry and
                                                                               warehousing interests); Former
                                                                               Chairman, Federal Reserve Bank of
                                                                               Dallas (1992, 1993); Chairman of
                                                                               the Board, Linbeck Construction
                                                                               Corporation; Director, PanEnergy
                                                                               Corporation (a diversified energy
                                                                               company), Daniel Industries, Inc.
                                                                               (manufacturer of gas measuring
                                                                               products and energy related
                                                                               equipment), GeoQuest International
                                                                               Holdings, Inc. (a geophysical
                                                                               consulting firm); Director, Greater
                                                                               Houston Partnership.

Patricia P. McCarter                    Trustee                                Director and Secretary, The McCarter
1230 Brentford Road                                                            Corp. (machine manufacturer).
Malvern, PA  19355
May 1928

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Steven R. Pruchansky                    Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                         Holdings, Inc. (since 1991);
Naples, FL  33942                                                              Director, First Signature Bank &
August 1944                                                                    Trust Company (until August 1991);
                                                                               Director, Mast Realty Trust (until
                                                                               1994); President, Maxwell Building
                                                                               Corp. (until 1991).

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Director, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Norman H. Smith                         Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                            Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                              for Manpower and Reserve Affairs,
March 1933                                                                     Headquarters Marine Corps;
                                                                               Commanding General III Marine
                                                                               Expeditionary Force/3rd Marine
                                                                               Division (retired 1991).

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
John P. Toolan                          Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                              Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                          Money Funds, Inc., Vantage Money
September 1930                                                                 Market Funds (mutual funds), The
                                                                               Inefficient-Market Fund, Inc.
                                                                               (closed-end investment company) and
                                                                               Smith Barney Trust Company of
                                                                               Florida; Chairman, Smith Barney
                                                                               Trust Company (retired December,
                                                                               1991); Director, Smith Barney,
                                                                               Inc., Mutual Management Company and
                                                                               Smith Barney Advisers, Inc.
                                                                               (investment advisers) (retired
                                                                               1991); Senior Executive Vice
                                                                               President, Director and member of
                                                                               the Executive Committee, Smith
                                                                               Barney, Harris Upham & Co.,
                                                                               Incorporated (investment bankers)
                                                                               (until 1991).

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Director and Senior
                                                                               Vice President, The Berkeley Group;
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946

-------------------
* Trustee may be deemed to be an  "interested  person" of the Fund as defined in the Investment  Company Act of 1940
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Directors and officers may also be officers and/or directors and/or trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of March 31, 1998, the officers and Directors of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund.

Compensation of the Board of Directors. The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Directors. The three non-Independent Directors, Messrs. Boudreau, Scipione and Ms. Hodsdon, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services. The compensation to the Director from the Fund shown below is for the fiscal year ended December 31, 1997.

                                                         Total
                                                    Compensation from
                                                     all Funds in John
                                 Aggregate            Hancock Fund
                                 Compensations          Complex to
    Directors                    from the Fund+         Directors**
    ---------                    --------------         -----------

James F. Carlin                  $   482                $ 74,000
William H. Cunningham*               482                  74,000
Charles F. Fretz                     482                  74,250
Harold R. Hiser, Jr.*                482                  74,000
Charles L. Ladner                    482                  74,250
Leo E. Linbeck, Jr.                  482                  74,250
Patricia P. McCarter*                482                  74,250
Steven R. Pruchansky*                498                  77,250
Norman H. Smith*                     498                  77,250
John P. Toolan*                      483                  74,250
                                 -------                --------
                                 $ 4,853                $747,750

* As of December 31, 1997the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr. Cunningham was $220,106, Mr. Hiser was $103,868, for Ms. McCarter was $159,075, for Mr. Pruchansky was $68,102, for Mr. Smith was $70,607 and for Mr. Toolan was $281,133 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

** Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1997. As of this date, there were sixty-seven funds in the John Hancock Fund Complex of which each of these independent trustees served on thirty-two funds.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has over $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of over $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser agreed to act as investment adviser and manager to the Fund. As manager and investment adviser, the Adviser will:(a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Directors, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

For the services rendered by the Adviser, the investment management contract requires the Fund to pay monthly fees to the Adviser computed at the annual percentage rate of 0.35% of the Fund's average daily net assets. Fees are calculated and accrued daily and, at the end of each month, the Adviser is entitled to a portion of the annual fee, based on the average daily net assets of the Fund through the last day of the month for which payment is made, less any previous payments made to the Adviser for the fiscal year.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the investment management contract, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the investment management contract or any extension, renewal or amendment thereof remains in effect. If the Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The investment management contract will continue in effect from year to year provided that its continuance is approved annually by a vote of a majority of the Directors of the Fund who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either a majority of the Directors or the holders of a majority of the Fund's outstanding voting securities. The management contract may, on 60 days' written notice, be terminated at any time without the payment of any penalty to the Fund by vote of a majority of the outstanding voting securities of the Fund, by the Directors or by the Adviser. The management contract terminates automatically in the event of its assignment.


For the fiscal year ended December 31, 1997, 1996 and 1995, the advisory fee paid to the Adviser amounted to $170,018, $363,452 and $405,945.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended December 31, 1997 and 1996, the Fund paid the Adviser $8,877 and $19,471 for services under this agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACT

The Fund has a distribution contract with John Hancock Funds (the "Distribution Contract"). Under the Distribution Contract, John Hancock Funds is obligated to use its best efforts to sell shares on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value (normally $1.00 per share). The Fund is a no-load Fund and John Hancock Funds and Selling Brokers' representatives do not receive any sales commissions in connection with the sales of shares of the Fund.

The Distribution Contract was initially adopted by the affirmative vote of the Fund's Board of Directors including the vote of a majority of Directors who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for such purpose. The Distribution Contract shall continue in effect from year to year provided that its continuance is approved by either the vote of the Fund's shareholders or the Board of Directors including the vote of a majority of Directors who are not parties to the agreement or interested persons of any such party, cast in person at a meeting called for such purpose. The Distribution Contract may be terminated at any time, without penalty, by either party upon sixty (60) days' written notice or by a vote of a majority of the outstanding voting securities of the Fund and terminates automatically in the case of an assignment by the John Hancock Funds.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

The Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the Fund. The Directors will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as it would be determined on the basis of available market quotations. If any deviation occurs which may result in unfairness either to new investors or existing shareholders, the Directors will take such actions as they deem appropriate to eliminate or reduce such unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or utilizing available market quotations to determine net asset value per share.

Since a dividend is declared to shareholders each time net asset value is determined, the net asset value per share of the Fund will normally remain constant at $1.00 per share. There is no assurance that the Fund can maintain the $1.00 per share value. Monthly, any increase in the value of a shareholder's investment from dividends is reflected as an increase in the number of shares in the shareholder's account or is distributed as cash if a shareholder has so elected.

It is expected that the Fund's net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder's portion of accrued income, the Fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full or fractional shares which represent the amount of excess. By investing in the Fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the Fund to maintain its net asset value at $1.00 per share.

If in the view of the Directors it is inadvisable to continue the practice of maintaining net asset value at $1.00 per share, the Directors reserve the right to alter the procedures for determining net asset value. The Fund will notify shareholders of any such alteration.

The Fund is permitted to redeem shares in kind. Nevertheless, the Fund has filed with the Securities and Exchange Commission a notification of election committing itself to pay in cash on redemption by a shareholder of record, limited during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

The NAV for the fund and class is determined twice each business day at 12 noon and at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), by dividing a class's net assets by the number of its shares outstanding. To help the Fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.

DESCRIPTION OF THE FUND'S SHARES

Capitalization and Voting Rights. The Fund's total authorized capital stock is 4,000,000,000 common shares of the par value of one cent ($.01) per share. The Board of Directors has the authority to designate additional series of Common Stock without seeking the approval of shareholders.

All shares have equal rights as to voting, dividends and liquidation. The voting rights of shares of the Fund are noncumulative. Consequently, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Fund if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any person or persons to the Board of Directors. In addition, shareholders may request in writing that the Fund call a special meeting of shareholders for various purposes, including removal of a director provided that such request represents at least 10% of all the votes entitled to be cast at the meeting. The Fund will assist shareholders with any communications, including shareholder proposals, in accordance with provisions of Section 16 of the Investment Company

Act of 1940. All shares of the Fund issued and outstanding are, and all shares offered by the Prospectus, when issued, will be fully paid and nonassessable.
Shares have no conversion, preemptive or other subscription rights and are freely transferable on the books of the Fund.

Reports to Shareholders. Shareholders of the Fund will receive annual and semiannual reports showing diversification of investments, securities owned and other information regarding the Fund's activities. The financial statements of the Fund are audited at least once a year by the Fund's independent auditors.

Registration Statement. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Fund's Registration Statement filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

The Fund will be subject to a four percent nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions of net investment income (which include original issue discount and accrued, recognized market discount) and any net realized short-term capital gains, as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Although the Fund does not expect to realize any net long-term capital gains, distributions from such gains, if any, would be taxable as long-term capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected the distribution in cash, divided by the number of shares received.

Upon a redemption of shares (including by exercise of the exchange privilege) a shareholder ordinarily will not realize a taxable gain or loss if, as anticipated, the Fund maintains a constant net asset value per share. If the Fund is not successful in maintaining a constant net asset value per share, a redemption may produce a taxable gain or loss.

Distributions from the Fund will not qualify for the dividends-received deduction for corporate shareholders.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be distributed as such to shareholders.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments, if any, in foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

If more than 50% of the value of the total assets of the Fund at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

If the election is made, shareholders of the Fund may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country.

Provided that the Fund qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The foregoing discussion relates solely to U.S. Federal income tax laws applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions (if any), and ownership of or gains realized (if any) on the exchange or redemption of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distribution from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

CALCULATION OF YIELD

For the purposes of calculating yield, daily income per share consists of interest and discount earned on the Fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

In any case in which the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yield of the Fund is not fixed or guaranteed. Yield quotations should not be considered to be representations of yield of the Fund for any period in the future. The yield of the Fund is a function of available interest rates on money market instruments, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of changes in operating expenses. The Fund's yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at interest rates different from that being earned on current portfolio instruments. Yield could also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments.

From time to time, in reports and promotional literature, the Fund's yield and total return will be ranked or compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc. "Lipper-Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States or "IBC/Donahue's Money Fund Report," a similar publication. Comparisons may also be made to bank Certificates of Deposit, which differ from mutual funds like the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CD's and the principal on a CD is insured. Unlike CD's, which are insured as to principal, an investment in the Fund is not insured or guaranteed.

Performance rankings and ratings, reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRONS, will also be utilized.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Directors who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Investments in debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the

Rules of Fair Practice of the NASD and other policies that the Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors. For the fiscal years ended December 31, 1997, 1996 and 1995, no negotiated brokerage commissions were paid on portfolio transactions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Directors that the price is reasonable in light of the services provided and to policies that the Directors may adopt from time to time. During the fiscal year ended December 31, 1997, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.


The  Adviser's  indirect  parent,  the  Life  Company,   is  the  indirect  sole
shareholder of John Hancock Distributors, Inc. a broker-dealer ("Distributors" or "Affiliated Broker).


Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the years ended December 31, 1997, 1996 and 1995, the Fund did not execute any portfolio transactions with Affiliated Brokers.

During the years ended December 31, 1997, 1996 and 1995 the Fund did not execute any portfolio transactions with Affiliated Brokers.


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. ("Signature Services"), 1 John Hancock Way, Suite 1000, Boston MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a transfer agent fee equal to $20.00 per shareholder account, on an annual basis, plus certain out-of-pocket expenses.

CUSTODY OF PORTFOLIO

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts, serves as custodian of the cash and investment securities of the Fund. SSB is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement.

INDEPENDENT AUDITORS

Ernst & Young, LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditor of the Trust. The financial statements of the Funds for the fiscal year ended December 31, 1997 included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young, LLP for the periods indicated in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                      CORPORATE AND TAX-EXEMPT BOND RATINGS

Moody's Investors Service, Inc. ("Moody's")

Aaa, Aa, A and Baa - Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical ratings denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected or poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Standard & Poor's Corporation ("S&P")

AAA, AA, A and BBB - Bonds rated AAA bear the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects or changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent of completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

Fitch Investors Service ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

TAX-EXEMPT NOTE RATINGS

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal interest.

Fitch - FIN-1 and FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's-Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P-Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch-Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations-The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

The financial statements listed below are included in and incorporated in the Fund's 1997 Annual Report to Shareholders for the year ended December 31, 1997 (filed electronically on March 3, 1998, accession number 0001010521-98-000207) and are included in and incorporated by reference into Part B of this registration statement of John Hancock Cash Reserve, Inc. (file nos. 811-2995 and 2-66461).

John Hancock Cash Reserve, Inc.

         Statement of Assets and Liabilities as of December 31, 1997. Statement of Operations for the year ended December 31, 1997. Statement of Changes in Net Assets for each of the periods indicated therein.
         Financial Highlights for each of the10 years indicated therein. Schedule of Investments as of December 31, 1997.
         Notes to Financial Statements.
         Report of Independent Auditors.

                         JOHN HANCOCK CASH RESERVE, INC.

                                     PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement from the 1997 Annual Report to Shareholders for the year ended December 31, 1997 (filed electronically on March 3, 1998; file nos. 811-2995 and 2-66461; accession number 0001010521-98-000207):

     John Hancock Cash Reserve, Inc.

        Statement of Assets and Liabilities as of December 31, 1997. Statement of Operations for the year ended December 31, 1997. Statement of Changes in Net Assets for each of the two years ended December 31.
        Notes to Financial Statements.
        Financial Highlights for each of the five years ended December 31. Schedule of Investments as of December 31, 1997.

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.


Item 25. Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.


Item 26. Number of Holders of Securities

     As of April , 1998, the number of record holders of shares of Registrant was as follows:

     Title of Class                          Number of Record Holders

     John Hancock Cash Reserve, Inc.

Item 27. Indemnification

     (a) Indemnification provisions relating to the Registrant's Directors, officers, employees and agents is set forth in Article V of the Registrant's By Laws included as Exhibit 2 herein.

     (b) Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Directors, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the John Hancock Mutual Life Insurance Company (" the "Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Directors or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance
Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. (the "Adviser") provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation and By-Laws, the Distribution Agreement, the By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 29. Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited-Term Government Fund, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock Series Trust and John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Investment Trust III and John Hancock Investment Trust IV.

     (b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.              Chairman, President and Chief        Director, Chairman and Chief
101 Huntington Avenue                      Executive Officer                   Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                      Vice Chairman, Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

James V. Bowhers                     Executive Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Osbert M. Hood                           Senior Vice President                        None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts


                                      C-4

       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                        Vice President and                      None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                           Director
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                                Director and                        President
101 Huntington Avenue                     Executive Vice President
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-5


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster Aborn                                   Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Anthony P. Petrucci                      Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Harstein                           Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                          None
101 Huntington Avenue
Boston, Massacusetts

Kristine Pancare                             Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30. Location of Accounts and Records

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable

     (b) Not applicable

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

     (d) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended which relates to the assistance to be rendered to shareholders by the Trustees of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a trustee.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 24th day of April, 1998.

                                            JOHN HANCOCK CASH RESERVE, INC.


                                            By:            *
                                            ------------------------------------
                                            Edward J. Boudreau, Jr.
                                            Chairman and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                        Title                                        Date
       ---------                        -----                                        ----
             *                          Chairman and Chief Executive
--------------------------              Officer (Principal Executive
Edward J. Boudreau, Jr.                 Officer)



/s/ James B. Little                     Senior Vice President and Chief         April 24, 1998
--------------------------              Financial Officer (Principal
James B. Little                         Financial and Accounting Officer)


             *                          Director
--------------------------
James F. Carlin

             *                          Director
--------------------------
William H. Cunningham

             *                          Director
--------------------------
Charles F. Fretz

                                      C-8

       Signature                        Title                                        Date
       ---------                        -----                                        ----

             *                           Director
--------------------------
Harold R. Hiser, Jr.

                                         Director
--------------------------
Anne C. Hodsdon

             *                           Director
--------------------------
Charles L. Ladner

              *                          Director
--------------------------
Leo E. Linbeck

             *                           Director
--------------------------
Patricia P. McCarter

             *                           Director
--------------------------
Steven R. Pruchansky

             *                           Director
--------------------------
Norman H. Smith

             *                           Director
--------------------------
John P. Toolan


*By:     /s/ Susan S. Newton                                                    April  24, 1998
         -----------------------
         Susan S. Newton,
         Attorney-in-Fact under
         Power of Attorney dated
         June 25, 1996, filed herewith.

                         John Hancock Cash Reserve, Inc.


                                  EXHIBIT INDEX



Exhibit No.                               Description
-----------                               -----------

   99.B1       Articles of Incorporation.*

   99.B2       Amended By-Laws of Registrant.**

   99.B3       Not Applicable

   99.B4       Specimen stock certificate filed by Post-Effective amendment.**
               .
   99.B5 Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant.**

  99.B5.1 Administrative Services Agreement between John Hancock Advisers, Inc. and the Registrant.**

  99.B5.2      Sub-Advisory Agreement.**

   99.B6 Distribution Agreement between Registrant and John Hancock Funds, Inc. and the Registrant.**

  99.B6.1 Soliciting Dealer Agreement between John Hancock Funds, Inc. and the John Hancock funds.**

  99.B6.2 Financial Institution Sales and Service Agreement between John Hancock Fund's, Inc. and the John Hancock funds.**

   99.B7       Not Applicable

   99.B8 Master Custodian Agreement between the John Hancock funds and State Street Bank.**

   99.B9       Transfer Agency Agreement.*

  99.B9.1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and the Registrant as of January 1, 1996.***

   99.B10      Not Applicable

   99.B11      Consent of Independent Auditors.+

Exhibit No.                               Description
-----------                               -----------

   99.B12      Not Applicable

   99.B13      Not Applicable

   99.B14      Not Applicable

   99.B15      Not Applicable

   99.B16 Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.*

   99.27       Financial Data Schedule

* Previously filed with Pre-Effective Amendment #1 and incorporated herein by reference.

**   Previoiusly filed  electronically with post-effective  number 17 (file nos.
     811-2995   and   2-66461)   on   April   24,   1995,    accession    number
     0000950135-95-000990.

*** Previously filed electronically with post-effective amendment number 18 (file nos. 811-2995 and 2-66461) on April 30, 1996, accession number 0001010521-96-000050.

+    Filed herewith.